Related Party Transactions (Details) - Schedule of Key Management Personnel Equity Holdings - shares		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Balance at beginning		21,935,777		18,380,777		18,380,777
Received as Remuneration
Received on Exercise of Options
Net Change Other		21,428,571		3,555,000
Balance at ending		43,364,000		21,935,777		18,380,777
Directors [Member] | Mr. GeoffreyKempler [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning		18,011,000		18,011,000		18,011,000
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending		18,011,000		18,011,000		18,011,000
Directors [Member] | Mr. Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending
Directors [Member] | Mr. Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning		326,666		326,666		326,666
Received as Remuneration
Received on Exercise of Options
Net Change Other		7,142,857
Balance at ending		7,469,523		326,666		326,666
Directors [Member] | Mr. Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning		43,111		43,111		43,111
Received as Remuneration
Received on Exercise of Options
Net Change Other		7,142,857
Balance at ending		7,185,968		43,111		43,111
Directors [Member] | Ms.Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning			[1]
Received as Remuneration			[1]
Received on Exercise of Options			[1]
Net Change Other			[1]
Balance at ending			[1]		[1]
Directors [Member] | Dr David Stamler [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning		3,555,000
Received as Remuneration
Received on Exercise of Options
Net Change Other		7,142,857		3,555,000
Balance at ending		10,697,857		3,555,000
Directors [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning	[2]
Received as Remuneration	[2]
Received on Exercise of Options	[2]
Net Change Other	[2]
Balance at ending	[2]
Directors [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Balance at beginning	[2]
Received as Remuneration	[2]
Received on Exercise of Options	[2]
Net Change Other	[2]
Balance at ending	[2]

[1]	Kathryn Andrews resigned January 30,2024 David Sinclair and Tristan Edwards resigned on January 4, 2022.
[2]	David Sinclair and Tristan Edwards resigned on January 4, 2022.